Accrued Expenses - Schedule of Accrued Expenses (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities Current [Line Items]
Compensation	$ 32,439	$ 37,696	$ 35,316
Professional services	13,530	2,753	2,288
Royalties and licenses	2,602	2,301	3,128
Sales tax	2,503	2,294	2,057
Employee insurance benefits	2,130	1,979	1,681
Software license agreement	1,917
Other	3,272	5,964	8,662
Total	$ 58,393	$ 52,987	$ 53,132